Parties-In-Interest	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Parties-In-Interest

5. Parties-In-Interest

Certain Plan investments are managed by Fidelity Management Trust Company. Fidelity Management Trust Company is the custodian and trustee of the Plan and, therefore, transactions with Fidelity Management Trust Company qualify as party-in-interest transactions. Fees paid by the Plan for the custodial, advisory, and record keeping services amounted to $186,891 for 2024. Fees paid by the Plan for investment management, auditing and other professional services rendered by parties-in-interest were based on customary and reasonable rates for such services.

The Plan invests in the common stock of Neogen Corporation, the Plan’s Sponsor, a party-in-interest. Investment in Neogen Corporation common stock was $5,203,906 and $8,513,372 as of December 31, 2024 and 2023, respectively. As of December 31, 2024, the investment in Neogen Corporation’s common stock represents 428,658 shares at a market price of $12.14 per share. As of December 31, 2023, the investment in Neogen Corporation’s common stock represents 423,340 shares at a market price of $20.11 per share.